COMMON SHARES AND TREASURY SHARES - Schedule of Treasury Share Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance (in shares)	493,371	493,371	493,400
End balance (in shares)	493,371	493,371	493,371
Nominal value of treasury shares, beginning of period (in USD)	$ 4,200,000	$ 4,200,000
Nominal value of treasury shares, end of period (in USD)	4,200,000	4,200,000	$ 4,200,000
Treasury shares at nominal value
Nominal value of treasury shares, beginning of period (in USD)	4,900	4,900	4,900
Nominal value of treasury shares, end of period (in USD)	$ 4,900	$ 4,900	$ 4,900
Percentage of share capital held as treasury shares, beginning of period (in percentage)	0.60%	0.60%	0.60%
Dilution, due to capital increases (in percentage)	(0.10%)	0.00%	(0.00%)
Percentage of share capital held as treasury shares, end of period (in percentage)	0.50%	0.60%	0.60%